Property and Equipment (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 2,039,130	$ 2,173,626
Less accumulated depreciation and amortization		(1,710,881)	(1,733,020)
Total property and equipment, net	$ 383,534	328,249	440,606
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		1,165,076	1,119,295
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		112,143	112,143
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		179,999	179,999
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		150,304	135,129
Loaned Systems [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 431,608	$ 627,060